CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 8,735,542	$ (6,527,175)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	(12,868,205)	(1,576,196)
Offering cost allocated to warrant liability		299,523
Expenses paid by the Sponsor		669,106
Interest earned on marketable securities held in Trust Account	(4,262,222)	(19,527)
Gain on Deferred Underwriting Fee	(182,658)	0
Change in fair value of over-allotment option liability		(296,905)
Changes in operating assets and liabilities:
Related party receivable	502,956	(502,956)
Prepaid expenses and other current assets	392,798	(521,674)
Accounts payable and accrued offering costs	(970,649)	5,232,795
Deferred credit liability	(7,500,000)
Net cash used in operating activities	(1,152,438)	(3,243,009)
Cash Flows from Investing Activities
Investment of cash into Trust Account		(278,002,870)
Net cash used in investing activities		(278,002,870)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		238,142,813
Proceeds from sale of Private Placement Units		35,000,000
Proceeds from sale of Private Placement Warrants		6,860,057
Proceeds from promissory note - related party	1,400,100	1,280,654
Net cash provided by financing activities	1,400,100	281,283,524
Net Change in Cash	247,662	37,645
Cash - Beginning of period	37,645	0
Cash - End of period	285,307	37,645
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Deferred Offering Cost		557,663
Proceeds from Promissory Note with Related Party for Offering Cost		105,927
Initial classification of Class A ordinary share subject to possible redemption		243,002,870
Deferred underwriting fee payable	8,322,442	8,505,100
Initial Classification of Warrant liability		$ 14,916,913
Remeasurement for Class A ordinary shares subject to redemption amount	$ 3,625,617